FIRST TRUST PORTFOLIOS, L.P.
                              1001 WARRENVILLE ROAD
                              LISLE, ILLINOIS 60532


                                  March 1, 2007



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:  THE FIRST TRUST GNMA REINVESTMENT INCOME TRUST "GRIT", SERIES 86 AND 87
               (SEC File No. 333-101248)(CIK No. 1109656)

Ladies/Gentlemen:

      In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. post effective Amendment No. 4, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on February 28, 2007.

                                             Very truly yours,



                                             FIRST TRUST PORTFOLIOS, L.P.